Dividends paid (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Dividends paid [Abstract]
Dividends paid	$ 198,639	$ 699,883	$ 544,136
Dividends paid (in dollars per share)	$ 0.0294
2025 Q1- Q3 [Member]
Dividends paid [Abstract]
Dividends paid	$ 184,000
Dividends paid (in dollars per share)	$ 0.3695
2025 Q1 [Member]
Dividends paid [Abstract]
Dividends paid	$ 50,546
Dividends paid (in dollars per share)	$ 0.1015
2025 Q2 [Member]
Dividends paid [Abstract]
Dividends paid	$ 60,257
Dividends paid (in dollars per share)	$ 0.121
2025 Q3 [Member]
Dividends paid [Abstract]
Dividends paid	$ 73,204
Dividends paid (in dollars per share)	$ 0.147
2025-Q4 [Member]
Dividends paid [Abstract]
Dividends paid	$ 14,632
Dividend declared	$ 88,100
Dividend declared per share (in dollars per share)	$ 0.1762
2024 Q1- Q3 [Member]
Dividends paid [Abstract]
Dividends paid		$ 576,400
Dividends paid (in dollars per share)		$ 1.1581
2024-Q1 [Member]
Dividends paid [Abstract]
Dividends paid		$ 175,666
Dividends paid (in dollars per share)		$ 0.3443
2024-Q2 [Member]
Dividends paid [Abstract]
Dividends paid		$ 207,333
Dividends paid (in dollars per share)		$ 0.4049
2024-Q3 [Member]
Dividends paid [Abstract]
Dividends paid		$ 193,364
Dividends paid (in dollars per share)		$ 0.379
2024 Q4 [Member]
Dividends paid [Abstract]
Dividends paid		$ 123,520
Dividend declared		$ 14,600
Dividend declared per share (in dollars per share)		$ 0.0294
2023 Q1- Q3 [Member]
Dividends paid [Abstract]
Dividends paid			$ 384,900
Dividends paid (in dollars per share)			$ 0.7575
2023 Q1 [Member]
Dividends paid [Abstract]
Dividends paid			$ 154,078
Dividends paid (in dollars per share)			$ 0.3044
2023 Q2 [Member]
Dividends paid [Abstract]
Dividends paid			$ 127,980
Dividends paid (in dollars per share)			$ 0.2528
2023 Q3 [Member]
Dividends paid [Abstract]
Dividends paid			$ 102,874
Dividends paid (in dollars per share)			$ 0.2032
2023 Q4 [Member]
Dividends paid [Abstract]
Dividends paid			$ 159,204
Dividends paid (in dollars per share)			$ 0.2431
Dividend declared			$ 123,500
Dividend declared per share (in dollars per share)			$ 0.2431
2022 Q4 [Member]
Dividends paid [Abstract]
Dividends paid (in dollars per share)			$ 0.3157